Expense Example - Federated Hermes Intermediate Municipal Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years
USD ($)	79	246	428	954	104	325	563	1,248